Income Tax - Schedule of Tax on Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Tax On Losses Abstract
Charge for the year	$ 112,323	$ 64,343	$ 28,516
Deferred (note 23)	(3,395)	(1,360)	(280,295)
Income tax expense/(credit) for the year	$ 108,928	$ 62,983	$ (251,779)